Loans Receivable and Loans Held for Sale	12 Months Ended
Dec. 31, 2011
Loans Receivable and Loans Held for Sale[Abstract]
Loans Receivable and Loans Held for Sale
8.	Loans Receivable and Loans Held for Sale

The loan portfolio consisted of the following components (in thousands):

	December 31,
	2011	2010
Commercial non-real estate	$118,145	135,588
Commercial real estate:
Residential	104,593	133,155
Land	24,202	58,040
Owner occupied	86,809	111,097
Other	464,902	592,538
Small Business:
Real estate	184,919	203,479
Non-real estate	99,835	99,190
Consumer:
Consumer - home equity	545,908	604,228
Consumer other	10,704	16,068
Deposit overdrafts	1,971	3,091
Residential:
Residential-interest only	369,531	541,788
Residential-amortizing	558,026	671,948

Total gross loans	2,569,545	3,170,210

Adjustments:
Premiums, discounts and net deferred fees	2,578	1,650
Allowance for loan losses	(129,887)	(162,139)

Loans receivable - net	$2,442,236	3,009,721

Loans held for sale	$55,601	29,765

BankAtlantic’s loan portfolio had the following geographic concentrations based on outstanding loan balances at December 31, 2011:

Florida	66%
Eastern U.S.A.	18%
Western U.S.A.	13%
Central U.S.A	3%

100%

BankAtlantic Bancorp segregates its loan portfolio into five segments in order to determine its allowance for loan losses. BankAtlantic Bancorp’s loan segments are: residential loans, commercial real estate loans, consumer loans, commercial non-real estate loans and small business loans. BankAtlantic Bancorp further divides its loan segments into loan classes in order to monitor and assess credit risk. BankAtlantic Bancorp loan segments and loan classes are described below:

Residential - represents loans secured by one to four dwelling units. This loan segment is further divided into interest only loans and amortizing loans. Interest-only residential loans require the borrower to make monthly payments of interest-only for a fixed period of time and become fully amortizing thereafter. Amortizing residential loans require the borrower to make monthly principal and interest payments through maturity.

Commercial real estate - represents loans for acquisition, development and construction of various types of properties including residential construction, office buildings, retail shopping centers, and other non-residential properties. BankAtlantic Bancorp’s commercial real estate loan portfolio is divided into four loan classes; commercial residential, commercial owner occupied, commercial land and commercial other.

Commercial residential real estate loans - are loans to developers or home builders for the construction of one to four dwelling units. This class of loans is divided into three categories - builder land bank loans, land acquisition and development loans, and land acquisition, development and construction loans. The builder land bank loan category consists of land loans to borrowers who have or had land purchase option agreements with regional and/or national builders. The land acquisition and development loan category consists of loans secured by residential land which was intended to be developed by the borrower and sold to homebuilders. The land acquisition, development and construction loans are secured by residential land which was intended to be fully developed by the borrower/developer who also might have plans to construct homes on the property.

Owner occupied commercial real estate loans - are also real estate collateralized loans; however, the primary source of repayment is the cash flow from the business operated on the premises of the collateralized property.

Commercial real estate land loans - includes loans secured by the sale of land and commercial land held for investment purposes. These loans are generally to borrowers that intend to expand the zoning of the property and ultimately sell the property to developers.

Commercial other real estate loans - are primarily secured by income producing property which includes shopping centers, office buildings, self storage facilities, and warehouses.

Commercial non-real estate loans - generally represent business loans secured by the receivables, inventory, equipment, and/or general corporate assets of the business.

Consumer loans - consists of loans to individuals originated through BankAtlantic Bancorp’s retail network. The majority of consumer loans are home equity lines of credit secured primarily by a second mortgage or less frequently by a first mortgage on the primary residence of the borrower, substantially all of which is located in Florida.

Small business loans – consists of loans that do not generally exceed $2.0 million originated to businesses. The principal source of repayment for these loans is generally from the cash flow of a business. BankAtlantic Bancorp’s small business loan portfolio is divided into two loan classes; small business real estate secured and small business non-real estate.

Small business real estate secured loans – are generally secured by real estate where the business is located or real estate owned by the guarantor.

Small business non-real estate loans – are generally business loans secured by the receivables, inventory, equipment, and/or general corporate assets of the business.

Loans held-for-sale - Loans held-for-sale as of December 31, 2011 consisted of $35.8 million of commercial real estate loans and $19.8 million of residential loans. BankAtlantic Bancorp transfers loans to held-for-sale when, based on the current economic environment and related market conditions, it does not have the intent to hold those loans for the foreseeable future. Residential loans originated for sale as of December 31, 2011 and 2010 were loans originated through the assistance of an independent mortgage company. The mortgage company provides processing and closing assistance to BankAtlantic. Pursuant to an agreement, this mortgage company purchases the loans from BankAtlantic within a defined period of time after the date of funding. BankAtlantic earns the interest income during the period of ownership. The sales price is negotiated quarterly for all loans sold during the quarter based on originated loan balance. BankAtlantic recognized $2.1 million, $0.4 million and $0.5 million of gains on the sale of loans held-for-sale for the years ended December 31, 2011, 2010 and 2009, respectively.

The recorded investment in non-accrual loans receivable and loans held for sale as of December 31, 2011 and 2010 was (in thousands):

Loan Class	December 31, 2011	December 31, 2010
Commercial non-real estate	$19,172	17,659
Commercial real estate:
Residential	71,719	95,482
Land	14,839	27,260
Owner occupied	4,168	4,870
Other	123,396	128,658
Small business:
Real estate	10,265	8,928
Non-real estate	1,751	1,951
Consumer	14,134	14,120
Residential:
Interest only	33,202	38,900
Amortizing	52,653	47,639

Total nonaccrual loans	$345,299	385,467

An analysis of the age of the recorded investment in loans receivable and loans held for sale as of December 31, 2011 and 2010 that were past due is as follows (in thousands):

December 31, 2011	31-59 Days Past Due	60-89 Days Past Due	90 Days or More (1)	Total Past Due	Current	Total Loans Receivable (2)
Commercial non-real estate	$—	2,248	13,292	15,540	102,605	118,145
Commercial real estate:
Residential	—	—	44,633	44,633	64,134	108,767
Land	681	—	14,839	15,520	18,070	33,590
Owner occupied	2,008	—	4,031	6,039	82,102	88,141
Other	—	5,467	47,841	53,308	431,399	484,707
Small business:
Real estate	2,089	372	9,449	11,910	173,009	184,919
Non-real estate	—	462	76	538	99,187	99,725
Consumer	5,339	3,996	14,134	23,469	538,569	562,038
Residential:
Residential-interest only	2,656	3,488	32,317	38,461	343,958	382,419
Residential-amortizing	3,968	4,513	48,189	56,670	514,570	571,240

Total	$16,741	20,546	228,801	266,088	2,367,603	2,633,691

(1)	Included in the above table was one $80,000 commercial loan that was past due greater than 90 days and still accruing
(2)	Total loans receivable exclude purchase accounting of $6.0 million in connection with BFC’s share acquisitions of BankAtlantic Bancorp in 2008. The 2008 share acquisitions were accounted for as step acquisitions under the purchase method of accounting then in effect.

December 31, 2010	31-59 Days Past Due	60-89 Days Past Due	90 Days or More (1)	Total Past Due	Current	Total Loans Receivable (2)
Commercial non-real estate	$—	—	13,498	13,498	122,090	135,588
Commercial real estate:
Residential	4,700	—	53,791	58,491	84,325	142,816
Land	—	—	23,803	23,803	34,237	58,040
Owner occupied	—	—	3,862	3,862	107,235	111,097
Other	—	6,043	54,940	60,983	551,472	612,455
Small business:
Real estate	1,530	2,059	6,670	10,259	193,220	203,479
Non-real estate	—	67	25	92	99,098	99,190
Consumer	6,396	6,009	14,120	26,525	596,862	623,387
Residential:
Interest only	4,907	6,164	38,900	49,971	500,275	550,246
Amortizing	6,091	5,926	47,487	59,504	614,281	673,785

Total (1)	$23,624	26,268	257,096	306,988	2,903,095	3,210,083

(1)	BankAtlantic Bancorp had no loans greater than 90 days and still accruing as of December 31, 2010.
(2)	Total loans receivable exclude purchase accounting of $8.5 million in connection with BFC’s share acquisitions of BankAtlantic Bancorp in 2008. The 2008 share acquisitions were accounted for as step acquisitions under the purchase method of accounting then in effect.

The activity in the allowance for loan losses by portfolio segment for the year ended December 31, 2011 and 2010 was as follows (in thousands):

December 31, 2011	Commercial Non-Real Estate	Commercial Real Estate	Small Business	Consumer	Residential	Total
Allowance for Loan Losses:
Beginning balance	$10,786	83,859	11,514	32,043	23,937	162,139
Charge-off :	(8,205)	(43,266)	(8,083)	(26,894)	(25,301)	(111,749)
Recoveries :	1,140	1,272	1,090	2,308	2,049	7,859
Provision :	12,686	25,189	2,647	15,097	16,019	71,638

Ending balance	$16,407	67,054	7,168	22,554	16,704	129,887

Ending balance individually evaluated for impairment	$15,408	52,561	761	1,071	6,867	76,668
Ending balance collectively evaluated for impairment	999	14,493	6,407	21,483	9,837	53,219

Total	$16,407	67,054	7,168	22,554	16,704	129,887

Loans receivable:
Ending balance individually evaluated for impairment	$22,888	269,753	1,578	11,220	65,488	370,927
Ending balance collectively evaluated for impairment	$95,257	410,753	283,176	547,363	868,036	2,204,585

Total (1)	$118,145	680,506	284,754	558,583	933,524	2,575,512

Purchases of loans	$—	—	—	—	15,259	15,259

Proceeds from loan sales	$—	35,415	—	—	19,495	54,910

Transfer to held for sale	$—	53,380	—	—	25,072	78,452

December 31, 2010	Commercial Non-Real Estate	Commercial Real Estate	Small Business	Consumer	Residential	Total
Allowance for Loan Losses:
Beginning balance	$4,515	105,288	7,998	42,417	27,000	187,218
Charge-off :	(996)	(107,994)	(7,873)	(39,483)	(18,305)	(174,651)
Recoveries :	716	1,661	626	1,042	1,166	5,211
Provision :	6,551	84,904	10,763	28,067	14,076	144,361

Ending balance	$10,786	83,859	11,514	32,043	23,937	162,139

Ending balance individually evaluated for impairment	$9,020	62,985	2,936	1,791	12,034	88,766
Ending balance collectively evaluated for impairment	1,766	20,874	8,578	30,252	11,903	73,373

Total	$10,786	83,859	11,514	32,043	23,937	162,139

Loans receivable:
Ending balance individually evaluated for impairment	$16,667	342,806	12,763	23,905	88,210	484,351
Ending balance collectively evaluated for impairment	$118,921	552,025	289,906	599,482	1,133,983	2,694,317

Total (1)	$135,588	894,831	302,669	623,387	1,222,193	3,178,668

Purchases of loans	$—	—	—	—	6,511	6,511

Proceeds from loan sales	$—	59,697	—	—	52,678	112,375

Transfer to held for sale	$—	27,928	—	—	—	27,928

(1)	At December 31, 2011 and 2010, total loans receivable exclude purchase accounting of $6.0 million and $8.5 million, respectively, in connection with BFC’s share acquisitions of BankAtlantic Bancorp in 2008. The 2008 share acquisitions were accounted for as step acquisitions under the purchase method of accounting then in effect.

Activity in the allowance for loan losses for the year ended December 31, 2009 was as follows (in thousands):

For Year Ended December 31, 2009
Balance, beginning of period	$137,257
Loans charged-off	(185,890)
Loan recoveries	3,193

Net charge-offs	(182,697)
Provision for loan losses	232,658

Balance, end of period	$187,218

Impaired Loans - Loans are considered impaired when, based on current information and events, BankAtlantic Bancorp believes it is probable that it will be unable to collect all amounts due according to the contractual terms of the loan agreement. For a loan that has been restructured, the contractual terms of the loan agreement refer to the contractual terms specified by the original loan agreement, not the contractual terms specified by the restructured agreement. Impairment is evaluated based on past due status for consumer and residential loans. Impairment is evaluated based on BankAtlantic Bancorp’s on-going credit monitoring process for commercial and small business loans which results in the evaluation for impairment of all substandard loans. Factors considered in determining if a loan is impaired are past payment history, strength of the borrower or guarantors, and cash flow associated with the collateral or business. If a loan is impaired, a specific valuation allowance is established, if necessary, based on the present value of estimated future cash flows using the loan’s existing interest rate or at the fair value of collateral if the loan is collateral dependent. BankAtlantic generally measures commercial and small business loans for impairment using the fair value of collateral less cost to sell method. Interest payments on impaired loans for all loan classes are recognized on a cash basis, unless collectability of the principal and interest amount is probable, in which case interest is recognized on an accrual basis. Impaired loans, or portions thereof, are charged off when and to the extent deemed uncollectible.

Impaired loans (including loans held for sale) as of December 31, 2011 and 2010 were as follows (in thousands):

	As of December 31, 2011			As of December 31, 2010
	Recorded Investment (1)	Unpaid Principal Balance	Related Allowance	Recorded Investment	Unpaid Principal Balance	Related Allowance
With a related allowance recorded:
Commercial non-real estate	$17,792	17,792	15,408	16,809	16,809	9,850
Commercial real estate:
Residential	64,841	70,780	20,986	81,731	87,739	21,298
Land	5,451	5,451	1,765	15,209	15,209	8,156
Owner occupied	1,715	1,715	100	1,695	1,695	335
Other	130,771	149,742	29,731	95,693	96,873	33,197
Small business:
Real estate	6,499	6,499	85	2,602	2,602	1,733
Non-real estate	1,339	1,339	776	1,779	1,779	1,203
Consumer	15,951	17,502	1,454	3,729	5,029	1,791
Residential:
Residential-interest only	15,441	20,667	2,982	31,805	39,451	6,741
Residential-amortizing	20,554	24,545	3,960	24,619	28,712	5,293

Total with allowance recorded	$280,354	316,032	77,247	275,671	295,898	89,597

With no related allowance recorded:
Commercial non-real estate	$5,922	5,922	—	1,497	1,497	—
Commercial real estate:
Residential	26,735	71,759	—	44,835	116,092	—
Land	9,388	30,314	—	14,039	43,846	—
Owner occupied	3,882	4,872	—	3,922	3,922	—
Other	63,024	86,052	—	81,370	97,203	—
Small business:
Real estate	10,265	12,007	—	15,727	16,499	—
Non-real estate	792	1,107	—	172	197	—
Consumer	9,719	13,246	—	23,029	27,146	—
Residential:
Residential-interest only	17,761	28,042	—	7,427	10,078	—
Residential-amortizing	34,494	45,680	—	25,664	31,797	—

Total with no allowance recorded	$181,982	299,001	—	217,682	348,277	—

Commercial non-real estate	$23,714	23,714	15,408	18,306	18,306	9,850
Commercial real estate	305,807	420,685	52,582	338,494	462,579	62,986
Small business	18,895	20,952	861	20,280	21,077	2,936
Consumer	25,670	30,748	1,454	26,758	32,175	1,791
Residential	88,250	118,934	6,942	89,515	110,038	12,034

Total	$462,336	615,033	77,247	493,353	644,175	89,597

(1)	Recorded investment is defined as unpaid principal balance less charge downs.

Average recorded investment and interest income recognized on impaired loans as of December 31, 2011 and 2010 were (in thousands):

	For the Year Ended December 31, 2011		For the Year Ended December 31, 2010
	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized
With an allowance recorded:
Commercial non-real estate	$16,364	246	14,850	—
Commercial real estate:
Residential	79,833	1,983	86,868	778
Land	5,155	—	21,010	18
Owner occupied	1,943	—	5,366	—
Other	108,244	2,029	96,800	—
Small business:
Real estate	7,443	—	2,838	21
Non-real estate	1,644	—	2,015	—
Consumer	17,203	—	4,665	—
Residential:
Residential-interest only	14,513	—	24,327	17
Residential-amortizing	16,877	—	16,525	34

Total with allowance recorded	$269,219	4,258	275,264	868

With no related allowance recorded:
Commercial non-real estate	$8,623	33	4,799	15
Commercial real estate:
Residential	23,457	41	42,295	267
Land	13,395	—	25,847	19
Owner occupied	4,914	76	3,878	56
Other	76,050	1,404	55,311	1,446
Small business:
Real estate	9,800	383	14,722	673
Non-real estate	630	41	358	—
Consumer	9,678	391	22,487	624
Residential:
Residential-interest only	20,206	—	16,694	—
Residential-amortizing	33,647	107	26,950	116

Total with no allowance recorded	$200,400	2,476	213,341	3,216

Commercial non-real estate	$24,987	279	19,649	15
Commercial real estate	312,991	5,533	337,375	2,584
Small business	19,517	424	19,933	694
Consumer	26,881	391	27,152	624
Residential	85,243	107	84,496	167

Total	$469,619	6,734	488,605	4,084

The following summarizes impaired loans as of December 31, 2009 (in thousands):

	As of December 31, 2009
	Gross Recorded Investment	Specific Allowances
Impaired loans with specific valuation allowances	$249,477	70,485
Impaired loans without specific valuation allowances	196,018	—

Total	$445,495	70,485

Impaired loans without specific valuation allowances represent loans that were charged-down to the fair value of the collateral less cost to sell, loans in which the collateral value less cost to sell was greater than the recorded investment in the loan, loans in which the present value of expected cash flows discounted at the loan’s effective interest rate was equal to or greater than the carrying value of the loan, or large groups of smaller-balance homogeneous loans that are collectively measured for impairment.

BankAtlantic Bancorp continuously monitors collateral dependent loans and performs an impairment analysis on these loans quarterly. Generally, a full appraisal is obtained when a real estate loan becomes adversely classified and an updated full appraisal is obtained within one year from the prior appraisal date, or earlier if management deems it appropriate based on significant changes in market conditions. In instances where a property is in the process of foreclosure, an updated appraisal may be postponed beyond one year, as an appraisal is required on the date of foreclosure; however, such loans are subject to quarterly impairment analyses. Included in commercial real estate impaired loans as of December 31, 2011 was $241.3 million of collateral dependent loans, of which $107.1 million were measured for impairment using current appraisals and $134.2 million were measured by adjusting appraisals to reflect changes in market conditions subsequent to the appraisal date. Appraised values were adjusted down by an aggregate amount of $3.0 million to reflect current market conditions on 11 loans due to estimated property value declines since the last appraisal dates.

As of December 31, 2009, impaired loans with specific valuation allowances had been previously charged down by $38.6 million and impaired loans without specific valuation allowances had been previously charged down by $34.1 million.

The average gross recorded investment in impaired loans was $416.5 million during the year ended December 31, 2009.

Credit Quality Information

Management monitors net charge-offs, levels of classified loans, impaired loans and general economic conditions nationwide and in Florida to assess loan credit quality. BankAtlantic Bancorp uses a risk grading matrix to monitor credit quality for commercial and small business loans. Risk grades are assigned to each commercial and small business loan upon origination. The loan officers monitor the risk grades and these risk grades are reviewed periodically by a third party consultant. BankAtlantic Bancorp assigns risk grades on a scale of 1 to 13. A general description of the risk grades is as follows:

Grades 1 to 7 – The loans in these risk grades are generally well protected by the current net worth and paying capacity of the borrower or guarantors or by the fair value, less cost to sell, of the underlying collateral.

Grade 8 to 9 – Not used

Grade 10 – These loans have potential weaknesses that deserve management’s close attention. While these loans do not expose BankAtlantic Bancorp to immediate risk of loss, if left uncorrected, these potential weaknesses may result in deterioration of the repayment prospects for the loan.

Grade 11 – These loans are inadequately protected by the current sound net worth and paying capacity of the borrower or guarantors or by the collateral pledged, if any. Loans in this grade have well-defined weaknesses that jeopardize the liquidation of the loan and there is a distinct possibility that BankAtlantic Bancorp may sustain some credit loss if the weaknesses are not corrected.

Grade 12 – These loans have all the weaknesses of a Grade 11 with the added characteristic that the weaknesses make collection of BankAtlantic Bancorp’s investment in the loan highly questionable and improbable on the basis of currently known facts, conditions and fair values of the collateral.

Grade 13 – These loans, or portions thereof, are considered uncollectible and of such little value that continuance on BankAtlantic Bancorp’s books as an asset is not warranted without the establishment of a specific valuation allowance or a charge-off. Such loans are generally charged down or completely charged off.

The following table presents risk grades for commercial and small business loans (including loans held for sale) as of December 31, 2011 (in thousands):

	Commercial Non Real Estate	Commercial Residential	Commercial Land	Owner Occupied Commercial Real Estate	Other Commercial Real Estate	Small Business Real Estate	Small Business Non-Real Estate
Risk Grade (1):
Grades 1 to 7	$71,798	16,085	18,752	82,251	250,238	157,237	85,942
Grade 10	6,021	1,375	—	—	50,208	2,837	4,306
Grade 11	40,326	91,307	14,838	5,890	184,261	24,845	9,477

Total	$118,145	108,767	33,590	88,141	484,707	184,919	99,725

The following table presents risk grades for commercial and small business loans (including loans held for sale) as of December 31, 2010 (in thousands):

	Commercial Non Real Estate	Commercial Residential	Commercial Land	Owner Occupied Commercial Real Estate	Other Commercial Real Estate	Small Business Real Estate	Small Business Non-Real Estate
Risk Grade (1):
Grades 1 to 7	$81,789	16,250	27,387	101,855	314,402	169,979	84,584
Grade 10	12,827	7,572	956	704	119,508	3,098	3,665
Grade 11	40,972	118,994	29,697	8,538	178,545	30,402	10,941

Total	$135,588	142,816	58,040	111,097	612,455	203,479	99,190

(1)	There were no 12 or 13 risk grade loans as of December 31, 2011 or 2010.

BankAtlantic Bancorp monitors the credit quality of residential loans through loan-to-value ratios of the underlying collateral. Elevated loan-to-value ratios indicate increased credit losses upon default which results in higher loan portfolio credit risk.

The loan to value ratios of BankAtlantic Bancorp’s residential loans (including loans held for sale) were as follows (in thousands):

	As of December 31, 2011(1)		As of December 31, 2010 (2)
Loan-to-value ratios	Residential Interest Only	Residential Amortizing	Residential Interest Only	Residential Amortizing
Ratios not available (3)	$124,868	304,372	59,520	185,610
=<60%	20,314	68,817	47,605	145,075
60.1% - 70%	10,316	30,033	33,005	49,732
70.1% - 80%	24,784	32,271	37,808	48,586
80.1% - 90%	27,622	27,523	47,574	47,039
>90.1%	174,515	108,224	324,734	197,743

Total	$382,419	571,240	550,246	673,785

(1)	Current loan-to-values (“LTV”) for the majority of the portfolio were obtained as of the second quarter of 2011 based on automated valuation models.
(2)	Current loan-to-values (“LTV”) for the majority of the portfolio were obtained as of the first quarter of 2010 based on automated valuation models.
(3)	Ratios not available consisted of property addresses not in the automated valuation database, and $78.8 million and $78.0 million as of December 31, 2011 and 2010, respectively, of loans originated under the community reinvestment act program that are not monitored based on loan-to-value.

BankAtlantic Bancorp monitors the credit quality of its consumer loans secured by real estate portfolio based on loan to value ratios at origination. BankAtlantic Bancorp’s experience indicates that default rates are significantly lower with loans that have lower loan to value ratios at origination.

The loan to value ratios at loan origination of BankAtlantic Bancorp’s consumer loans secured by real estate as of December 31, 2011 and 2010 were as follows (in thousands):

	Consumer Home Equity
Loan-to-value ratios	December 31, 2011	December 31, 2010
<70%	$334,050	363,653
70.1% - 80%	97,516	106,180
80.1% - 90%	62,674	72,529
90.1% -100%	40,327	48,537
>100%	11,341	13,329

Total	$545,908	604,228

BankAtlantic Bancorp monitors the credit quality of its consumer non-real estate loans based on loan delinquencies.

The restructuring of a loan is considered a “troubled debt restructuring” if both (i) the borrower is experiencing financial difficulties and (ii) the creditor has granted a concession. Concessions may include interest rate reductions or below market interest rates, principal forgiveness, restructuring amortization schedules, extending loan maturities, deferring loan payments until the loan maturity date and other actions intended to minimize potential losses. The majority of concessions for consumer loans were changing monthly payments from interest and principal payments to interest only payments as well as deferring monthly loan payments until the loan maturity date. Commercial real estate and non-real estate loan concessions were primarily below market interest rates based on the risk profile of the loan and extensions of maturity dates. Residential and small business loan concessions were mainly reductions of monthly payments by extending the amortization period and/or deferring monthly payments.

There was no financial statement effect of consumer and residential troubled debt restructured loans as the affected loans were generally on non-accrual status and measured for impairment before the restructuring. The financial statement effects of commercial and small business troubled debt restructured loans was the establishment of specific valuation allowances, if any, from the general allowance for those loans that were not already put on nonaccrual status. There was an impact to the allowance for loan losses as a result of the concessions made, which generally results in the expectation of slower future cash flows.

Effective July 1, 2011, BankAtlantic Bancorp adopted the provisions of Accounting Standards Update (“ASU”) No. 2011-02, and reassessed all loan modifications effected since January 1, 2011 for identification of troubled debt restructurings under the new guidance. This reassessment did not result in any additional loans identified as troubled debt restructurings during the year ended December 31, 2011.

Troubled debt restructurings for the year ended December 31, 2011 were as follows (dollars in thousands):

	For the Year Ended December 31, 2011
	Number	Recorded Investment
Troubled Debt Restructurings
Commercial non-real estate	9	$8,225
Commercial real estate:
Residential	6	30,801
Land	—	—
Owner occupied	1	688
Other	9	52,267
Small business:
Real estate	5	1,905
Non-real estate	—	—
Consumer	10	742
Residential:
Residential-interest only	1	549
Residential-amortizing	22	3,567

Total Troubled Debt Restructured	63	$98,744

The following table represents the recorded investment of loans that were modified in troubled debt restructurings beginning January 1, 2010 and experienced a payment default during the year ended December 31, 2011 (dollars in thousands).

	For the Year Ended December 31, 2011
	Number	Recorded Investment (1)
Troubled Debt Restructurings which have subsequently defaulted:
Commercial non-real estate	3	$2,209
Commercial real estate:
Residential	2	6,880
Land	3	5,451
Owner occupied	3	1,475
Other	3	11,904
Small business:
Real estate	4	981
Non-real estate	—	—
Consumer	7	527
Residential:
Residential-interest only	1	547
Residential-amortizing	6	1,115

Total Troubled Debt Restructured	32	$31,089

(1)	For the twelve months ended December 31, 2011 the table represents defaults on loans that were first modified between January 1, 2010 and December 31, 2011

Non-performing assets consist of non-accrual loans, non-accrual tax certificates, and real estate owned. Non-accrual loans are loans on which interest recognition has been suspended because of doubts regarding the borrower’s ability to repay principal or interest. Non-accrual tax certificates are tax deeds or certificates in which interest recognition has been suspended due to the aging of the certificate or deed.

Non-performing assets (in thousands):

	As of December 31,
	2011	2010	2009
Non-accrual - tax certificates	$3,094	3,636	2,161

Non-accrual - loans
Residential	85,855	86,538	76,401
Commercial real estate and business	233,293	273,930	230,827
Small business	12,016	10,879	9,338
Consumer	14,134	14,120	14,451

Total non-accrual loans	345,298	385,467	331,017
Real estate owned	87,174	74,488	46,467
Other repossessed assets	—	—	10

Total non-performing assets	$435,566	463,591	379,655

(1)	Included in non-accrual loans at December 31, 2011, 2010 and 2009 were $124.8 million, $145.3 million and $45.7 million, respectively, of troubled debt restructured loans.

Accruing impaired loans (in thousands):

	As of December 31,
	2011	2010	2009
Performing impaired loans	$—	11,880	6,150
Loans 90 days past due and still accruing	80	—	9,960
Troubled debt restructured	116,954	96,006	107,642

Total accruing impaired loans	$117,034	107,886	123,752

Performing impaired loans represent loans where BankAtlantic Bancorp anticipates collecting all of the principal and interest on the loans but where the timing of the payments may not be in accordance with the contractual terms of the loan agreement. Loans 90 days past due and still accruing are primarily loans that matured and are in the process of renewal, where the borrower continues to make payments under the matured loan agreement or the loan has collateral sufficient in management’s judgment to prevent a loss to BankAtlantic Bancorp. Troubled debt restructured loans are loans in which the original terms were modified granting the borrower loan concessions due to financial difficulties. Generally, the concessions made to borrowers experiencing financial difficulties include the reduction of the loan’s contractual interest rate, conversion of amortizing loans to interest only payments or the deferral of interest payments to the maturity date of the loan. BankAtlantic Bancorp had commitments to lend $5.0 million of additional funds on non-performing and accruing impaired loans as of December 31, 2011.

Foreclosed asset activity in non-interest expense includes the following (in thousands):

	For the Years Ended December 31,
	2011	2010	2009
Real estate acquired in settlement of loans and tax certificates:
Operating expenses, net	$3,432	$1,927	$1,355
Impairment of REO	14,215	6,830	4,124
Net (gains) losses on sales	(4,339)	378	(341)

Net real estate owned losses	$13,308	$9,135	$5,138